STOCKHOLDERS' EQUITY COMMON (Details Narrative) (USD $)	1 Months Ended	9 Months Ended		0 Months Ended					0 Months Ended				0 Months Ended			1 Months Ended		2 Months Ended	0 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Feb. 09, 2012	Apr. 05, 2012 Victoria Gold	Jul. 22, 2011 Continental Resources Group	May 24, 2012 Valor Gold	Mar. 30, 2012 Note Modification Agreement	Feb. 23, 2012 Note Modification Agreement	Mar. 30, 2012 Note Assignment and Assumption Agreement	Mar. 30, 2012 Note Assignment and Assumption Agreement Assignment 1	Mar. 30, 2012 Senior Convertible Note Assignee 2	Feb. 23, 2012 Senior Convertible Note Assignee 2	Jun. 19, 2012 Common Stock	Apr. 27, 2012 Common Stock	Mar. 20, 2012 Common Stock	Apr. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Feb. 29, 2012 Common Stock	Jun. 18, 2012 Restricted Common Stock
Units sold for cash, units																		2,237,500
Units sold for cash, value																		$ 847,500
Units sold for cash, per unit price																		$ 0.40
Shares sold for cash	2,300,000												12,500,000			4,385,716		2,237,500
Warrants sold for cash																		1,118,750
Warrants exercise price																		$ 0.60
Proceeds from sale of shares	345,000												4,000,000			1,535,000
Share Price										$ 0.55	$ 0.55
Fees paid in private placement, cash													75,000
Fees paid in private placement, shares													234,375
Alfers Employment Agreement Description, and vesting information
On February 9, 2012, the Board of Directors of the Company appointed Stephen Alfers as Chairman and Chief Executive Officer of the Company.  Simultaneously with Mr. Alfers’ appointment, Barry Honig resigned from his position as Chairman of the Company but remains a member of the Board. On February 9, 2012, the Company entered into an employment agreement with Mr. Alfers, pursuant to which Mr. Alfers shall serve as the Chief Executive Officer of the Company until December 31, 2015, subject to renewal.  Pursuant to the terms of his Employment Agreement, Mr. Alfers will be entitled to a base salary of $250,000 per year and was issued (i) 12,000,000 shares of the Company’s restricted common stock and (ii) an option to purchase 10,000,000 shares of the Company’s common stock with a term of ten years and an exercise price equal to the closing price of the Company’s common stock on the trading day immediately prior to the date of issuance of such grant  or $0.49 which shall be vested in full on the Effective Date.

Vesting of restricted stock grant is as follows:

i.
6,000,000 shares of restricted common stock (less any shares sooner vested upon registration of 3,000,000 shares of the restricted common stock with the Securities Exchange Commission) shall vest on the earlier of (a) such date that the Company consummates a secondary public offering of its securities in which the Company receives gross proceeds of at least $7,000,000 or (b) one (1) year from the Effective Date of this Agreement;

ii.	3,000,000 shares of restricted common stock shall vest two (2) years from the effective date of this agreement; and
iii.	3,000,000 shares of restricted common stock shall vest three (3) years from the effective date of this agreement.

Stock-based compensation		1,735,417																	62,333
Unrecognized compensation expense		4,144,583																	2,997,667
Shares issued in Note Modification Agreement								2,000,000
Fair Value of Shares issued in Note Modification Agreement, per share								$ 0.489
Fair Value of Shares issued in Note Modification Agreement, value								978,000
Notes converted to shares, value							262,500		3,256,252	1,892,014	1,600,000
Accrued Interest converted to shares, value											14,400
Notes converted to shares, shares							750,000			5,405,754	4,612,571
Conversion Price										$ 0.35	$ 0.35	$ 0.40
Additional Common Stock Issued										1,118,432	954,325
Value of Common Stock Issued										615,138
Extinguishment of Debt, realized due to conversion price reduction									529,911		317,114
Gain Loss on Extinguishment of Debt							51,563		294,285	615,138	524,878
Shares issued for services, shares														50,000	250,000		200,000		9,000,000
Legal Services Expense															129,028
Accrued Legal Fees Paid															170,614
Fair Value of Shares Issued for services														45,000	299,642		110,000
Warrant exercise, number of shares converted into																	6,229,718
Warrants exercised																	11,399,150
Common Stock Issued for purchase of assets or interest				10,000,000	76,095,215	25,000,000
Warrants Issued for purchase of assets or interest				5,000,000	41,566,999
Warrant Exercise Price	$ 0.60			$ 0.60
Fair Value of Shares Issued				$ 4,600,000	$ 4,883,196
Acres of Property				13,300
Description of asset purchase agreement with Continental Resources					Closed on the purchase of substantially all of the assets of Continental in consideration for (i) shares of the Company's common stock which was equal to eight shares for every 10 shares of Continental's common stock outstanding; (ii) the assumption of the outstanding warrants to purchase shares of Continental's common stock and (iii) the assumption of Continental's 2010 Equity Incentive Plan and all options granted and issued thereunder
Shares Issued in cancellation of Warrants, Description					The Company issued 9,729,285 shares of teh COmpany's common stock at a ratio of 300 shares for every 1,000 Company Warrants held.
Shares Issued in cancellation of Warrants					9,729,285
Warrants Cancelled					32,430,954
Grant Date Fair Market Value of Shares Issued in Cancellation of Warrants					$0.29 - $0.505 per share
Common Shares Cancelled						1,750,000